COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGECIES

NOTE 11 - COMMITMENTS AND CONTINGENCIES:

Subcontracting Agreements

The Company has an existing turnkey manufacturing agreements with three of its major subcontractors in Israel in connection with manufacturing and assembling the Company’s products.

The Company has agreements with two of the subcontractors which are renewed automatically every year for an additional one-year period, unless either the Company or the turnkey manufacturer gives written notice three months prior to the expiration of the term of its decision not to renew the agreement. Additionally, the Company or the turnkey manufacturer has the ability to terminate the contract at any time and for any reason with a prior written notice of four months.

In addition, in October 2019, the Company entered into a turnkey manufacturing agreement with another of its major subcontractors in Israel, Medimor (See also note 8). The agreement is for three years and renewed automatically every year afterwards for an additional one-year period, unless either the Company or Medimor gives written notice three months prior to the expiration of the term of its decision not to renew the agreement. Additionally, the Company or Medimor has the ability to terminate the agreement at any time and for any reason with a prior written notice of six months.

According to the agreements above, the Company does not have a minimum order obligation, but the Company provides the subcontractors a six-month rolling forecast with the projected demand for products. In case of termination of the agreement with each subcontractor, the Company has to compensate that subcontractor for non-returnable inventory, materials in orders that cannot be cancelled and finished products inventory. As of December 31, 2023, the subcontractors’ finished goods inventory, raw materials and open orders amounted to approximately $41,561. In order to secure these obligations, the Company gave its subcontractors advances in the amount of $9,914.